Registration No. 33-11371
1940 Act File No. 811-4982
Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated July 31, 2008 to

Prospectus Dated May 1, 2008

Change in Transfer Agent and Bookkeeping Agent

The Heartland Funds Board of Directors has approved a change in the Funds’ Transfer and Dividend Disbursing Agent and the Funds’ Bookkeeping and Accounting Agent, effective August 23, 2008. At that time, ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (“ALPS”), will replace Citi Fund Services Ohio, Inc. (“Citi”) as the Funds’ Transfer and Dividend Disbursing Agent and the Bookkeeping and Accounting Agent. ALPS is an affiliate of the Funds’ Distributor, ALPS Distributors, Inc.

Change in Exchange Policy

Additionally, effective August 23, 2008, there will be a modification to the exchange privileges for all of the Heartland Funds. At that time, you may no longer directly exchange your shares in a Heartland Fund for shares of the money market fund (“Money Market Fund”) or move your investment in the Money Market Fund back into any Heartland Fund. All other exchanges between Heartland Funds are permissible in accordance with the Funds’ exchange policy.

No other changes

Except for the changes described in this Supplement, there will be no change in management of the Funds, their portfolio managers, or in the investment objectives or strategies of the Funds.

Amendments to Prospectus

Because of the changes described above, the Funds’ Prospectus will be amended as follows, effective August 23, 2008:

The text below “via US Postal Service” in the section under the heading HOW TO PURCHASE SHARES BY MAIL on page 17 of the Prospectus shall be revised to state “Heartland Funds, PO Box 177, Denver, CO 80201-0177.”

The text below “via Express Courier” in the section under the heading HOW TO PURCHASE SHARES BY MAIL on page 17 of the Prospectus shall be revised to state “Heartland Funds c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.”

The reference to Huntington National Bank in the section under the heading HOW TO PURCHASE SHARES BY WIRE on page 17 of the Prospectus shall be replaced with State Street Bank & Trust Co.

The text below “via US Postal Service” in the section under the heading HOW TO REDEEM SHARES BY MAIL on page 19 of the Prospectus shall be revised to state “Heartland Funds, PO Box 177, Denver, CO 80201-0177.”

The text below “via Express Courier” in the section under the heading HOW TO REDEEM SHARES BY MAIL on page 19 of the Prospectus shall be revised to state “ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.”

The references to “Citi Fund Services Ohio, Inc. at 3435 Stelzer Road, Columbus, Ohio 43219” on page 22 and page 26 of the Prospectus shall be replaced with “ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.”

The section under the heading “EXCHANGING SHARES” on page 20 of the Prospectus is restated in its entirety to read:

Unless you instruct the Funds that you do not want this service, you are automatically permitted to purchase shares of any Heartland Fund with the redemption proceeds from your account in any other Heartland Fund. This type of transaction is referred to as an “exchange” and may be effected by writing or calling the Funds’ transfer agent. Subject to compliance with applicable minimum initial and subsequent investment requirements, you may exchange your shares of any Fund for shares of the same Class of any other Heartland Fund. Before engaging in any exchange, you should obtain from Heartland and read the current Prospectus for the mutual fund you intend to purchase. Written exchanges may be for any amount, but telephone exchanges may not be for less than $1,000 and not more than $500,000. In addition, telephone exchanges may only occur between identically registered accounts.

Investments in any Heartland Fund are subject to the terms and conditions of that Fund’s Prospectus. Exchanges are subject to the early redemption fee discussed above and the excessive account activity restrictions discussed below. You may obtain a current Prospectus by calling 1-800-432-7856 or visiting www.heartlandfunds.com.

You should bear in mind with regard to all exchanges, that an exchange of shares is considered a redemption of the shares of the mutual fund from which you are exchanging, and a purchase of shares of the mutual fund into which you are exchanging. Accordingly, you must comply with all of the conditions on redemptions for the shares being exchanged, and with all of the conditions on purchases for the shares received in the exchange. Moreover, for tax purposes you will be considered to have sold the shares exchanged, and you may realize a gain or loss for federal income tax purposes on that sale. These exchange privileges may be modified or terminated at any time.

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Amendments Relating to Account Opening and Purchase and Redemption of Fund Shares

The information contained under the heading of “HOW TO PURCHASE SHARES” on page 17 of the Prospectus is hereby supplemented as follows:

BY INTERNET

To open an account by Internet, please visit www.heartlandfunds.com.

Some account types that require additional documentation may not be opened online. All online applications submitted are subject to review and will be confirmed upon acceptance.

When establishing an account online, you will be required to provide active bank account information to facilitate transactions.

You may also make additional investments through the Internet by logging into your account. Transactions placed by Internet for which Heartland is unable to successfully draft from your bank account will be cancelled.

The information contained under the heading of “HOW TO REDEEM SHARES” on page 19 of the Prospectus is hereby supplemented as follows:

BY INTERNET

You may redeem shares by accessing your account online at www.heartlandfunds.com. Redemption proceeds from online transactions may be mailed to the address of record, or may be sent electronically to a bank account that has been established on file for this purpose.

The information contained under the heading of “INVESTMENT REPORTS AND PROSPECTUSES” on page 22 of the Prospectus is hereby supplemented as follows:

E-DELIVERY OF FUND DOCUMENTS

Heartland Funds offers direct shareholders the option of receiving Fund documents, such as account statements and marketing materials, by E-Delivery. You may enroll in Heartland Funds’ E-Delivery Services at www.heartlandfunds.com by logging in to your account. You may opt-in to receive links to documents and materials by e-mail as they become available rather than receiving paper copies.

If your email remains undelivered after the second attempt, your E-Delivery subscription will be discontinued and paper copies of Fund documents will be sent to your mailing address on record. Technical difficulties and other matters beyond the Funds’ control may affect your ability to participate in the Funds’ E-Delivery program. The Funds have no liability for the failure or disruption of the E-Delivery service due to circumstances beyond our reasonable control.

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HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated July 31, 2008 to

Statement of Additional Information Dated May 1, 2008

Change in Transfer Agent and Bookkeeping Agent

The Heartland Funds Board of Directors has approved a change in the Funds’ Transfer and Dividend Disbursing Agent and the Funds’ Bookkeeping and Accounting Agent, effective August 23, 2008. At that time, ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (“ALPS”), will replace Citi Fund Services Ohio, Inc. (“Citi”) as the Funds’ Transfer and Dividend Disbursing Agent and the Bookkeeping and Accounting Agent. ALPS is an affiliate of the Funds’ Distributor, ALPS Distributors, Inc.

Change in Exchange Policy

Additionally, effective August 23, 2008, there will be a modification to the exchange privileges for all of the Heartland Funds. At that time, you may no longer directly exchange your shares in a Heartland Fund for shares of the money market fund (“Money Market Fund”) or move your investment in the Money Market Fund back into any Heartland Fund. Exchanges between Heartland Funds are permissible in accordance with the Funds’ exchange policy.

No other changes

Except for the changes described in this Supplement, there will be no change in management of the Funds, their portfolio managers, or in the investment objectives or strategies of the Funds.

Amendments to Statement of Additional Information

Because of these changes, the Funds’ Statement of Additional Information (the “SAI”) will be amended as follows, effective August 23, 2008:

The reference to “Citi Fund Services Ohio, Inc.” on page 50 of the Funds’ SAI shall be replaced with “ALPS Fund Services, Inc.”

The text under the heading Transfer and Dividend Disbursing Agent on page 56 of the SAI shall be revised to state “ALPS Fund Services, Inc. (“ALPS”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as transfer and dividend disbursing agent for the Funds.”

The text under the heading Bookkeeping and Accounting Agreement on page 56 of the SAI shall be revised to state:

For certain bookkeeping and accounting services it provides to the Funds, subject to an annual minimum of $550,000 ALPS receives an annual fee based on total assets of all Funds prorated among them in an amount equal to 0.04% on the first $500 million of average daily net assets; 0.03% on average daily net assets between $500 million and $1 billion; and 0.015%% of average daily net assets in excess of $1 billion.

For the fiscal years ended December 31, 2005, 2006 and 2007, the total compensation paid out under the Funds’ previous Bookkeeping and Accounting Agent, Citi Fund Services Ohio, Inc. (formerly “BISYS Fund Services Ohio, Inc.”), for certain bookkeeping and accounting services was $678,452, $603,003, and $675,218, respectively.

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